HOTCHKIS AND WILEY FUNDS

SUPPLEMENT TO PROSPECTUSES DATED AUGUST 29, 2006

In the section “Management of the Funds” on page 25 of the Prospectus - Class A, C, R Shares and on page 23 of the Prospectus - Class I Shares, all paragraphs after the sub-section “Portfolio Managers” should be deleted and replaced with the following:

Portfolio Managers for the Core Value Fund
Patricia McKenna, Sheldon Lieberman, George Davis, Stan Majcher and David Green participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Each has authority to direct trading activity for the Fund. Mr. Majcher and Mr. Green are jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.”

Portfolio Managers for the Large Cap Value Fund
Mr. Lieberman, Mr. Davis, Ms. McKenna, Mr. Majcher and Mr. Green participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Each has authority to direct trading activity for the Fund. Mr. Majcher and Mr. Green are jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.”

Portfolio Managers for the Mid-Cap Value Fund
Mr. Majcher, Jim Miles, Mr. Green, Mr. Lieberman and Mr. Davis participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Each has authority to direct trading activity for the Fund. Mr. Majcher and Mr. Green are jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.”

Portfolio Managers for the Small Cap Value Fund
Mr. Green, Mr. Miles, Mr. Majcher, Mr. Davis and Judd Peters participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Each has authority to direct trading activity for the Fund. Mr. Majcher and Mr. Green are jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.”

Portfolio Managers for the All Cap Value Fund
Mr. Davis, Mr. Majcher, Mr. Green, Mr. Miles and Scott McBride participate in the investment decision process during the group meetings in which the team decides the stock/weight selection for the target portfolio. Each has authority to direct trading activity for the Fund. Mr. Majcher and Mr. Green are jointly responsible for the day-to-day management of the Fund’s cash flows, which includes directing the Fund’s purchases and sales to ensure that the Fund’s holdings remain reflective of the “target portfolio.”

Portfolio Manager Background
Mr. Davis, currently Principal, Portfolio Manager and Chief Executive Officer of the Advisor, joined the Advisor in 1988 as Portfolio Manager and Analyst. Mr. Green, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1997 as Portfolio Manager and Analyst. Mr. Lieberman, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1994 as Portfolio Manager and Analyst. Mr. Majcher, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1996 as Analyst and became Portfolio Manager in 1999. Ms. McKenna, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1995 as Portfolio Manager and Analyst. Mr. Miles, currently Principal and Portfolio Manager of the Advisor, joined the Advisor in 1995 as Portfolio Manager and Analyst. Mr. Peters, currently Portfolio Manager of the Advisor, joined the Advisor in 1999 as Analyst and became Portfolio Manager in 2002. Mr. McBride, currently Portfolio Manager of the Advisor, joined the Advisor in 2001 and became Portfolio Manager in 2003.

February 23, 2007